Long-term debt	12 Months Ended
Mar. 28, 2015
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 28, 2015	March 29, 2014
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility. As of March 28, 2015, the loan bore interest at an annual rate of LIBOR plus 9.75% on $28 million of debt and LIBOR plus 7.25% on $5 million of debt and as of March 29, 2014, the loan bore interest at an annual fixed rate of 8.77%. The term of the loan expires in August 2018.	$33,000	$28,000
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment related to the land component and is repayable in monthly installments of approximately $133,356 (Cdn$167,762). The balance at March 28, 2015 and March 29, 2014 was Cdn$12,846,000 and Cdn$13,444,000, respectively.	10,211	12,151
Term loan from Investissement Quebec, bearing interest at an annual rate of prime plus 7.0%, repayable beginning in October 2014 in 60 equal monthly principal payments of approximately $66,242 (Cdn$83,333), secured by the assets of the Company. The balance at March 28, 2015 and March 29, 2014 was Cdn$4.6 million and Cdn$5.0 million (b)	3,643	4,519
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $165,607 (Cdn$208,333), secured by the assets of the Company. The balance at March 28, 2015 and March 29, 2014 was Cdn$4,375,000 and Cdn$5,208,000, respectively. Refer to note 6, for agreement made to temporarily suspend monthly capital repayments beginning in June 2014 for one year (b).	3,478	4,708
Obligations under capital leases, at annual interest rates between 6% and 10%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to June 2018.	3,362	3,872
Cash advance provided by the Company’s controlling shareholder bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c))	1,500	1,500
Term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 10%, repayable beginning in August 2015 in 48 equal monthly principal payment of approximately $33,334 (Cdn$41,667), secured by the assets of the Company. The balance at March 28, 2015 was Cdn$2.0 million, respectively (b)	1,590	—

	56,784	54,750
Current portion of long-term debt	4,745	4,537

	$52,039	$50,213

(b)	The Company must comply with certain financial covenants associated with its terms loans with Investissement Québec. As of March 28, 2015, the Company had received a waiver of default until April 1, 2016 from Investissement Québec, once it was determined that the Company would not be able to meet one of the financial covenants associated with its term loans. Investissement Québec has agreed to waive the calculation requirement for this covenant for the Company’s fiscal year ending March 27, 2016.

(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2016	$3,615
2017	3,051
2018	2,261
2019	1,799
2020	1,760
Thereafter	6,498

18,984
Less imputed interest	5,411

$13,573

(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2016	$4,745
2017	5,123
2018	2,517
2019	35,171
2020	1,684
Thereafter	7,544

$56,784

(e)	As of March 28, 2015 and March 29, 2014, the Company had $1.0 million and $1.9 million, respectively, of outstanding letters of credit which were provided to certain lenders.

(f)	In December 2000, the Company entered into a capital lease agreement for the Company’s Montreal head office and store pursuant to which the Company leases the building, including the Montreal flagship store, for a term of 20 years ending December 11, 2020. The net annual rental rate was Cdn$2,013,138 (approximately $1.6 million U.S. dollars) for the period that ended on December 11, 2014, and increases on a compounded basis by 10% on each third annual anniversary date thereafter (except for the last two years when no increase will take place). The current net annual rental rate is Cdn$2,013,138 (approximately $1.6 million U.S. dollars). The lease is an absolute triple net lease to the landlord, and the Company is responsible for any and all additional expenses, including, without limitation, taxes and structural expenses. Subject to specific term and conditions, the Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively. The Company did not exercise its first option to purchase the premise which expired on June 11, 2015.